UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRMCX Mid-Cap Value Fund –
.
TAMVX Mid-Cap Value Fund–
.
Advisor  Class
RRMVX Mid-Cap Value Fund–
.
R  Class
TRMIX Mid-Cap Value Fund–
.
I  Class
TRTZX Mid-Cap Value Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Value Fund
HIGHLIGHTS
U.S. mid-cap stocks ended the year higher, despite spending most of the year out of favor, thanks to a fourth-quarter rally fueled by growing market expectations for a successfully executed economic soft landing.
The Mid-Cap Value Fund outperformed the Russell Midcap Value Index and its peer group, the Lipper Mid-Cap Value Funds Index, for the 12 months ended
December 31, 2023.
Our emphasis is on identifying companies that we believe are fixable and
“lovable,” where near-term challenges offer compelling valuation entry points.
This idiosyncratic approach with close attention to our upside/downside framework has resulted in a portfolio that has delivered attractive up- and down-
market capture ratios over the course of the trailing one-year period.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Mid-Cap Value Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Mid-Cap Value Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Mid-Cap Value Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Mid-Cap Value Fund returned 18.75% in the 12 months ended
December 31, 2023. The fund outperformed the Russell Midcap Value Index and the return of its peer group, the Lipper Mid-Cap Value Funds Index.
(Returns for the Advisor, R, I, and Z Class shares will vary due to their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the fund’s performance?
Our deeply rooted,
idiosyncratic, and often
contrarian process generated
ideas across a variety of
sectors that produced
significant absolute and
relative returns.
Within energy, our view
that the offshore services
space was emerging from a
period of underinvestment
and would benefit from
increased demand,
particularly internationally,
pushed returns higher. Our
position in TechnipFMC,
the only company that offers
fully integrated subsea oil
exploration service boosted performance as the company continued to benefit from an upcycle in the industry. Similarly, shares of Tidewater, the leading offshore support vessel provider, advanced as day rates climbed higher given increased demand for offshore projects. We appreciate TechnipFMC for its uniquely positioned product and service portfolio, which is increasingly attractive to offshore oil producers, and Tidewater for generating higher returns than the replacement value of its fleet commands. Given that these
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Mid-Cap Value Fund –
.
9.09% 18.75%
Mid-Cap Value Fund–
.
Advisor  Class 8.94 18.44
Mid-Cap Value Fund–
.
R  Class 8.83 18.16
Mid-Cap Value Fund–
.
I  Class 9.13 18.89
Mid-Cap Value Fund–
.
Z  Class 9.51 19.67
Russell Midcap Value
Index 7.11 12.71
Lipper Mid-Cap Value
Funds Index 7.79 13.60

T. ROWE PRICE Mid-Cap Value Fund

two companies generated significant returns for the portfolio during the year, we sold shares to capture profits and manage position size. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The financials sector was roiled during the period by March’s regional bank turmoil. Despite those headwinds, the portfolio’s holdings in the sector contributed to relative returns through favorable stock selection. Shares of Apollo Global Management advanced as the market’s appreciation for alternative asset managers grew from severely dislocated valuation levels. We believe the company’s advantaged permanent capital position gives it significant runway to grow fee-related earnings as alternative asset managers take share from more traditional bank lenders.
In the information technology sector, idiosyncratic and contrarian bets boosted the fund’s relative and absolute returns. We steadily and opportunistically built a meaningful position in Western Digital, the leading provider of storage technology, including hard disk drives and flash solid-state drives, on the belief it had sum-of-the-parts valuation support and activist involvement. Shares rallied in 2023, first by progress on its strategic review to separate the hard drive and flash businesses and more recently from improving flash memory pricing signals that indicate fundamentals are recovering from trough levels.
In our view, a combination of these idiosyncratic growth drivers and cyclical tailwinds create the potential for further upside for the company.
From an absolute perspective, our position in Rolls-Royce contributed most to the fund’s returns. Rolls-Royce’s aero engine business is benefiting from both improving wide-body flying hours as long-haul travel recovers but also from swift operational improvements implemented by new management. Rolls-
Royce embodies our focus on essential companies that are fixable and “lovable,”
and we appreciate the discipline and returns mindset that it’s deploying to create value for shareholders as cyclical tailwinds shift in its favor.
Conversely, the consumer discretionary sector detracted from returns due to stock selection, with our position in Advance Auto Parts weighing on sector returns. We initiated a position on the belief that the company’s operational and execution issues were fixable, with management changes pending and prior activist involvement. Share price plummeted due to a challenging first-
quarter earnings report with a dividend cut. We ultimately continued to build a position in the company as our assessment of the new CEO was positive, giving us confidence that management can improve execution and results for the company, particularly as progress has been made on its own strategic review.

T. ROWE PRICE Mid-Cap Value Fund

In consumer staples, an overweight allocation detracted. The sector was the worst-performing in both the benchmark and portfolio, with consumer spending headwinds and concerns around weight loss drugs impacting food and beverage companies’ volumes weighing on returns.
How is the fund positioned?
In an extremely narrow market led by mega-cap tech names, down-cap companies were out of favor for most of the period, pulling high-quality names into our market capitalization universe and allowing us to build positions in idiosyncratic names that meet our strict upside relative to downside valuation framework. In utilizing that framework and seeking 2:1 upside in normal circumstances and 3:1 in more challenging situations, we are able to build positions in companies before they have troughed without making capital-
destructive choices, allowing the potential to outperform in down markets while yielding the opportunity to deploy significant amounts of capital during stress for upcycle capture.
During the period, we found meaningful opportunities to add upside in the information technology sector. We built our position in MKS Instruments, a global provider of instruments, subsystems, and process control solutions that improve performance and productivity for semiconductors at an attractive valuation. Nearly every semiconductor chip is manufactured using the company’s technology, since its subsystems and equipment are used in 85% of the process steps, and we believe a recent acquisition can accelerate its value content in the ever more important advanced packaging vertical.
Elsewhere in the sector, we built positions in idiosyncratic names in the hard tech space. We added shares of Corning, a worldwide leader in innovative materials science technology with three core technologies: glass sciences, optical physics, and ceramic sciences. We believe demand for its end products is set to accelerate and that the company is better equipped than industry peers to meet those needs. TE Connectivity is the leading manufacturer of connectors and sensors in the global interconnect industry, with transportation solutions representing a large portion of its sales. We initiated a position at an attractive valuation on the belief that its technology leadership within high-voltage automotive interconnects could allow the company to benefit from rising electric vehicle penetration. We also initiated a position in Zebra
Technologies, the global leader in the automatic identification and data capture industry, as outsized cyclical concerns created a discounted valuation to build the portfolio’s position in a company whose offerings are critical for running modern retail, transportation, distribution, health care, and industrial operations—all of which require increasing levels of the company’s technology to overcome declining productivity and increasing costs.

T. ROWE PRICE Mid-Cap Value Fund

We narrowed our underweight in the utilities sector during the period. We initiated a position in Ameren, a high-quality regulated electric and gas utility based in the Midwest, as we felt the market underappreciated the company’s growth optionality from renewables and transmission improvements.
Elsewhere in the portfolio,
we used our upside/downside
framework to identify
attractive opportunities
across multiple sectors. In
health care, our top purchase
was an initiation in Baxter
International, a health care
solutions company, at an
attractive valuation given
ongoing pressures over a
series of earnings misses
and the fallout from a
value-detracting acquisition
in 2022. We believed the
company could benefit from
better expectation setting and
improve margins through
pricing, with fundamentals
also beginning to improve.
In financials, we built
a position in FleetCor
Technologies, a global
provider of specialized payment products and commercial payment solutions with a focus on fuel cards. After a series of operational and regulatory issues, the company was trading at a discount, and we built a position on the belief that activist involvement and a strategic review could unlock value in a company that we felt had significant sum-of-the-parts potential.
Many of our top sales during the period came as we harvested profits from names where our investment thesis was playing out. Within energy, in addition to trimming TechnipFMC and Tidewater to harvest profits, we sold shares of
Cameco on strength as uranium prices climbed to a 15-year high, with demand increasing given interest in nuclear power as a clean energy source. In health care, we eliminated our position in Koninklijke Philips, the global health care and consumer company, on strength as shares significantly rebounded throughout the year on better visibility of its turnaround story. We also
SECTOR DIVERSIFICATION
Percent of Net Assets
6/30/23 12/31/23
Industrials and Business
Services   17.7% 16.8%
Financials   14.3 16.7
Information Technology   9.3 11.2
Health Care   11.0 9.8
Consumer Discretionary   7.9 8.5
Real Estate   6.9 6.9
Materials   5.5 6.3
Energy   6.7 6.1
Utilities   6.7 6.0
Consumer Staples   7.2 5.6
Communication Services   4.1 2.8
Other and Reserves   2.7 3.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Mid-Cap Value Fund

trimmed our position in News Corp, a large international media conglomerate, as share price bounced back from early-year lows. We remain constructive on the sum of the company’s assets in relation to share price and the optionality they provide as potential sales could boost returns.
What is portfolio management’s outlook?
Entering the year, we believed volatility was likely to persist as investors were required to balance competing themes across normalizing supply chain constraints at a time when end market demand may be faltering. These economic crosscurrents have materialized, especially for lower-income consumers—yet employment remains resilient.
As it relates to monetary policy and rate hikes, we’re reminded of a quote from a portfolio company CEO: “They are like tequila; one never knows how much is too much until it’s too late.” Our focus is on the numbers over the narrative, and we appreciate the long and variable lags that monetary policy has on the companies we invest in.
In our view, broad-based market movements and volatility present opportunities to selectively invest in attractive companies that the market has overlooked or where we see reason to believe current stresses will be resolved in the coming years. Because of our highly idiosyncratic and contrarian nature, we have found attractive opportunities across a wide range of sectors that can serve our portfolio well to generate attractive, risk-adjusted returns in a variety of market conditions.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Mid-Cap Value Fund

RISK OF INVESTING IN THE FUND
PRINCIPAL RISKS
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:
Mid-cap stocks. Investments in securities issued by mid-cap companies are likely to be more volatile than investments in securities issued by larger companies. Medium-sized companies may have less seasoned management, narrower product lines, and less capital reserves and liquidity than larger companies and are, therefore, more sensitive to economic, market, and industry changes.
Value investing. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style.
The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time, or a stock judged to be undervalued may be appropriately priced at a low level. Value stocks may fail to appreciate for long periods and may never reach what the adviser believes are their full market values.
Market conditions. The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues, such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. ROWE PRICE Mid-Cap Value Fund

BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.

T. ROWE PRICE Mid-Cap Value Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Western Digital 3.2%
MKS Instruments 2.3
Stanley Black & Decker 2.3
News 2.1
Fifth Third Bancorp 2.0
Select Medical Holdings 1.6
FirstEnergy 1.6
Corning 1.5
Global Payments 1.5
FleetCor Technologies 1.5
Tidewater 1.4
Summit Materials 1.4
Textron 1.4
Popular 1.3
Ralph Lauren 1.3
Spirit AeroSystems Holdings 1.3
TechnipFMC 1.3
Rexford Industrial Realty 1.3
General Motors 1.3
Webster Financial 1.2
Rolls-Royce Holdings 1.1
Bath & Body Works 1.1
Baxter International 1.1
Flowers Foods 1.1
Tyson Foods 1.1
Total 38.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Mid-Cap Value Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
MID-CAP VALUE FUND
Note: Performance for the Advisor, R, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Mid-Cap Value Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Mid-Cap Value Fund –
.
18.75% 13.23% 9.45% – –
Mid-Cap Value Fund–
.
Advisor  Class 18.44 12.93 9.16 – –
Mid-Cap Value Fund–
.
R  Class 18.16 12.66 8.90 – –
Mid-Cap Value Fund–
.
I  Class 18.89 13.38 – 10.62% 8/28/15
Mid-Cap Value Fund–
.
Z  Class 19.67 – – 25.66 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor, R, I , and Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Mid-Cap Value Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Mid-Cap Value Fund 0.83%
Mid-Cap Value Fund–Advisor Class 1.07
Mid-Cap Value Fund–R Class 1.32
Mid-Cap Value Fund–I Class 0.68
Mid-Cap Value Fund–Z Class 0.66
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Mid-Cap Value Fund

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Mid-Cap Value Fund

MID-CAP VALUE FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,090.90 $4.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.12   4.13
Advisor Class
Actual   1,000.00   1,089.40   5.58
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.86   5.40
R Class
Actual   1,000.00   1,088.30   6.84
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,018.65   6.61
I Class
Actual   1,000.00   1,091.30   3.48
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.88   3.36
Z Class
Actual   1,000.00   1,095.10   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365)
to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was
0.81%, the
2
Advisor Class was 1.06%, the
3
R Class was 1.30%, the
4
I Class was 0.66%, and
the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 28.35 $ 33.63 $ 29.59 $ 27.97 $ 24.40
Investment activities
Net investment income
(1)(2)
0.39 0.26 0.28 0.34 0.40
Net realized and unrealized gain/
loss 4.85 (1.60) 6.86 2.40 4.36
Total from investment activities 5.24 (1.34) 7.14 2.74 4.76
Distributions
Net investment income (0.36) (0.25) (0.34) (0.30) (0.41)
Net realized gain (2.03) (3.69) (2.76) (0.82) (0.78)
Total distributions (2.39) (3.94) (3.10) (1.12) (1.19)
NET ASSET VALUE
End of period $ 31.20 $ 28.35 $ 33.63 $ 29.59 $ 27.97
Ratios/Supplemental Data
Total return
(2)(3)
18.75% (4.24)% 24.53% 9.88% 19.61%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.80% 0.81% 0.77% 0.78% 0.78%
Net expenses after waivers/
payments by Price Associates 0.80% 0.81% 0.77% 0.78% 0.78%
Net investment income 1.30% 0.81% 0.83% 1.32% 1.48%
Portfolio turnover rate 45.3% 46.8% 24.8% 35.1% 31.9%
Net assets, end of period (in
millions) $4,036 $3,973 $5,980 $5,070 $9,224
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 28.22 $ 33.47 $ 29.47 $ 27.88 $ 24.32
Investment activities
Net investment income
(1)(2)
0.32 0.17 0.16 0.25 0.31
Net realized and unrealized gain/
loss 4.81 (1.58) 6.84 2.40 4.36
Total from investment activities 5.13 (1.41) 7.00 2.65 4.67
Distributions
Net investment income (0.27) (0.15) (0.24) (0.24) (0.33)
Net realized gain (2.03) (3.69) (2.76) (0.82) (0.78)
Total distributions (2.30) (3.84) (3.00) (1.06) (1.11)
NET ASSET VALUE
End of period $ 31.05 $ 28.22 $ 33.47 $ 29.47 $ 27.88
Ratios/Supplemental Data
Total return
(2)(3)
18.44% (4.46)% 24.14% 9.58% 19.30%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.05% 1.05% 1.05% 1.05% 1.05%
Net expenses after waivers/
payments by Price Associates 1.05% 1.05% 1.05% 1.05% 1.05%
Net investment income 1.06% 0.54% 0.49% 0.99% 1.14%
Portfolio turnover rate 45.3% 46.8% 24.8% 35.1% 31.9%
Net assets, end of period (in
thousands) $62,211 $69,762 $96,545 $200,662 $164,369
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 27.54 $ 32.81 $ 28.93 $ 27.39 $ 23.91
Investment activities
Net investment income
(1)(2)
0.23 0.10 0.10 0.19 0.25
Net realized and unrealized gain/
loss 4.70 (1.56) 6.70 2.34 4.27
Total from investment activities 4.93 (1.46) 6.80 2.53 4.52
Distributions
Net investment income (0.14) (0.12) (0.16) (0.17) (0.26)
Net realized gain (2.03) (3.69) (2.76) (0.82) (0.78)
Total distributions (2.17) (3.81) (2.92) (0.99) (1.04)
NET ASSET VALUE
End of period $ 30.30 $ 27.54 $ 32.81 $ 28.93 $ 27.39
Ratios/Supplemental Data
Total return
(2)(3)
18.16% (4.70)% 23.89% 9.31% 19.00%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.30% 1.30% 1.29% 1.30% 1.30%
Net expenses after waivers/
payments by Price Associates 1.30% 1.30% 1.29% 1.30% 1.30%
Net investment income 0.79% 0.31% 0.30% 0.75% 0.95%
Portfolio turnover rate 45.3% 46.8% 24.8% 35.1% 31.9%
Net assets, end of period (in
thousands) $80,314 $119,670 $141,484 $125,051 $137,109
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 28.30 $ 33.61 $ 29.57 $ 27.95 $ 24.39
Investment activities
Net investment income
(1)(2)
0.43 0.30 0.34 0.36 0.44
Net realized and unrealized gain/
loss 4.84 (1.58) 6.84 2.42 4.35
Total from investment activities 5.27 (1.28) 7.18 2.78 4.79
Distributions
Net investment income (0.42) (0.34) (0.38) (0.34) (0.45)
Net realized gain (2.03) (3.69) (2.76) (0.82) (0.78)
Total distributions (2.45) (4.03) (3.14) (1.16) (1.23)
NET ASSET VALUE
End of period $ 31.12 $ 28.30 $ 33.61 $ 29.57 $ 27.95
Ratios/Supplemental Data
Total return
(2)(3)
18.89% (4.08)% 24.69% 10.03% 19.75%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.67% 0.66% 0.65% 0.65% 0.65%
Net expenses after waivers/
payments by Price Associates 0.67% 0.66% 0.65% 0.65% 0.65%
Net investment income 1.44% 0.94% 0.97% 1.43% 1.62%
Portfolio turnover rate 45.3% 46.8% 24.8% 35.1% 31.9%
Net assets, end of period (in
millions) $4,930 $4,364 $3,139 $2,344 $3,452
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Value Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 28.35 $ 33.63 $ 29.57 $ 18.84
Investment activities
Net investment income
(2)(3)
0.64 0.52 0.54 0.40
Net realized and unrealized gain/loss 4.85 (1.58) 6.87 11.64
Total from investment activities 5.49 (1.06) 7.41 12.04
Distributions
Net investment income (0.61) (0.53) (0.59) (0.49)
Net realized gain (2.03) (3.69) (2.76) (0.82)
Total distributions (2.64) (4.22) (3.35) (1.31)
NET ASSET VALUE
End of period $ 31.20 $ 28.35 $ 33.63 $ 29.57
Ratios/Supplemental Data
Total return
(3)(4)
19.67% (3.44)% 25.50% 64.05%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.64% 0.64% 0.64% 0.64%
(5)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 2.11% 1.60% 1.56% 1.94%
(5)
Portfolio turnover rate 45.3% 46.8% 24.8% 35.1%
Net assets, end of period (in millions) $4,631 $4,291 $5,773 $5,327
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Mid-Cap Value Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.7%
COMMUNICATION SERVICES 2.8%
Entertainment 0.2%
Sphere Entertainment  (1) 958,488 32,550
32,550
Media 2.6%
DISH Network, Class A  (1) 2,908,505 16,782
News, Class A  10,647,874 261,405
News, Class B  1,228,759 31,604
Scholastic  1,186,357 44,726
354,517
Total Communication Services 387,067
CONSUMER DISCRETIONARY 8.5%
Automobiles 2.2%
General Motors  4,817,649 173,050
Rivian Automotive, Class A  (1) 5,276,604 123,789
296,839
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions  (1) 1,560,583 147,069
147,069
Hotels, Restaurants & Leisure 0.7%
Compass Group (GBP)  3,475,187 95,093
95,093
Specialty Retail 3.1%
Advance Auto Parts  2,264,722 138,216
Bath & Body Works  3,578,166 154,434
Burlington Stores  (1) 679,211 132,093
424,743
Textiles, Apparel & Luxury Goods 1.4%
Ralph Lauren  1,285,934 185,432
185,432
Total Consumer Discretionary 1,149,176
CONSUMER STAPLES 5.6%
Beverages 1.2%
Constellation Brands, Class A  432,138 104,470
Monster Beverage  (1) 1,137,826 65,550
170,020
Consumer Staples Distribution & Retail 1.5%
Dollar General  896,244 121,844

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Sysco  1,238,926 90,603
212,447
Food Products 2.2%
Flowers Foods  6,797,594 153,014
Tyson Foods, Class A  2,845,334 152,937
305,951
Personal Care Products 0.7%
Kenvue  4,656,723 100,259
100,259
Total Consumer Staples 788,677
ENERGY 6.1%
Energy Equipment & Services 4.1%
Baker Hughes  2,865,105 97,929
Expro Group Holdings  (1) 3,724,816 59,299
SEACOR Marine Holdings  (1)(2) 2,319,544 29,203
TechnipFMC  8,832,008 177,877
Tidewater  (1)(2) 2,692,163 194,132
558,440
Oil, Gas & Consumable Fuels 2.0%
Cameco (3) 2,025,412 87,295
Chesapeake Energy  894,782 68,845
Suncor Energy  3,665,400 117,439
273,579
Total Energy 832,019
FINANCIALS 16.7%
Banks 5.4%
Fifth Third Bancorp  7,896,608 272,354
Popular  2,265,087 185,896
Webster Financial  3,179,723 161,403
Western Alliance Bancorp  1,954,163 128,564
748,217
Capital Markets 1.8%
Main Street Capital  (3) 1,975,583 85,405
Morningstar  378,404 108,314
Open Lending  (1) 6,127,061 52,141
245,860
Consumer Finance 0.9%
OneMain Holdings  2,455,935 120,832
120,832
Financial Services 5.0%
Apollo Global Management  1,066,600 99,397

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Corebridge Financial  4,449,050 96,366
FleetCor Technologies  (1) 717,789 202,854
Global Payments  1,601,502 203,391
Jackson Financial, Class A  1,764,918 90,364
692,372
Insurance 3.6%
Allstate  783,646 109,695
Assurant  557,040 93,856
Hanover Insurance Group  533,581 64,787
Kemper  2,448,492 119,168
RenaissanceRe Holdings  563,333 110,413
497,919
Total Financials 2,305,200
HEALTH CARE 9.5%
Health Care Equipment & Supplies 3.4%
Baxter International  3,979,804 153,859
DENTSPLY SIRONA  3,241,773 115,375
Teleflex  312,027 77,801
Zimmer Biomet Holdings  965,008 117,441
464,476
Health Care Providers & Services 2.7%
Cardinal Health  605,231 61,007
Centene  (1) 1,164,044 86,384
Select Medical Holdings  (2) 9,628,553 226,271
373,662
Life Sciences Tools & Services 1.0%
Charles River Laboratories International  (1) 608,012 143,734
143,734
Pharmaceuticals 2.4%
Catalent (1) 2,952,198 132,642
Elanco Animal Health  (1) 6,666,810 99,335
Viatris  8,699,865 94,220
326,197
Total Health Care 1,308,069
INDUSTRIALS & BUSINESS SERVICES 16.8%
Aerospace & Defense 5.8%
Huntington Ingalls Industries  461,165 119,737
L3Harris Technologies  715,513 150,701
Rolls-Royce Holdings (GBP)  (1) 41,327,095 157,637
Spirit AeroSystems Holdings, Class A  (1) 5,701,257 181,186
Textron  2,397,911 192,840
802,101

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Building Products 1.3%
Armstrong World Industries  868,418 85,383
Trane Technologies  378,760 92,379
177,762
Construction & Engineering 0.4%
API Group  (1) 1,747,655 60,469
60,469
Ground Transportation 2.0%
JB Hunt Transport Services  678,997 135,623
Norfolk Southern  559,893 132,347
267,970
Machinery 4.4%
Esab  1,335,765 115,704
Middleby  (1) 801,094 117,897
PACCAR  569,717 55,633
Stanley Black & Decker  3,224,983 316,371
605,605
Passenger Airlines 0.8%
Southwest Airlines  3,969,288 114,633
114,633
Professional Services 1.4%
SS&C Technologies Holdings  1,992,648 121,771
Verra Mobility  (1) 3,164,343 72,875
194,646
Trading Companies & Distributors 0.7%
Ashtead Group (GBP)  1,288,827 89,583
89,583
Total Industrials & Business Services 2,312,769
INFORMATION TECHNOLOGY 11.2%
Communications Equipment 0.7%
Arista Networks  (1) 397,326 93,574
93,574
Electronic Equipment, Instruments & Components 3.0%
Corning  6,812,994 207,455
TE Connectivity  771,700 108,424
Zebra Technologies, Class A  (1) 337,075 92,133
408,012
Semiconductors & Semiconductor Equipment 3.2%
Marvell Technology  2,032,279 122,567
MKS Instruments  3,088,494 317,713
440,280

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Software 0.5%
DocuSign (1) 1,157,674 68,824
68,824
Technology Hardware, Storage & Peripherals 3.8%
Pure Storage, Class A  (1) 2,404,833 85,757
Western Digital  (1) 8,342,910 436,918
522,675
Total Information Technology 1,533,365
MATERIALS 6.3%
Chemicals 1.3%
FMC  1,564,363 98,633
Scotts Miracle-Gro  1,234,054 78,671
177,304
Construction Materials 1.9%
Summit Materials, Class A  (1) 5,029,763 193,445
Vulcan Materials  298,755 67,820
261,265
Containers & Packaging 1.8%
Ball  2,304,918 132,579
Westrock  2,712,378 112,618
245,197
Metals & Mining 1.3%
Franco-Nevada (CAD)  733,953 81,297
Freeport-McMoRan  2,297,332 97,797
179,094
Total Materials 862,860
REAL ESTATE 6.7%
Industrial Real Estate Investment Trusts 1.3%
Rexford Industrial Realty, REIT  3,110,818 174,517
174,517
Office Real Estate Investment Trusts 0.6%
Vornado Realty Trust, REIT  3,015,500 85,188
85,188
Residential Real Estate Investment Trusts 2.0%
Apartment Investment & Management, Class A, REIT  (1) 9,590,583 75,094
Equity Residential, REIT  1,847,967 113,022
Sun Communities, REIT  615,400 82,248
270,364
Retail Real Estate Investment Trusts 1.2%
Regency Centers, REIT  1,766,094 118,328

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Simon Property Group, REIT  292,800 41,765
160,093
Specialized Real Estate Investment Trusts 1.6%
Digital Realty Trust, REIT  184,600 24,843
Rayonier, REIT  3,163,831 105,704
Weyerhaeuser, REIT  2,618,736 91,053
221,600
Total Real Estate 911,762
UTILITIES 6.0%
Electric Utilities 4.4%
Constellation Energy  1,141,888 133,475
Evergy  2,058,240 107,440
FirstEnergy  6,054,980 221,976
PG&E  8,034,912 144,869
607,760
Multi-Utilities 1.6%
Ameren  1,992,594 144,144
CenterPoint Energy  2,673,263 76,375
220,519
Total Utilities 828,279
Total Miscellaneous Common Stocks  0.5%  (4) 73,313
Total Common Stocks (Cost $10,556,609) 13,292,556
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 5.42%  (2)(5) 435,097,834 435,098
Total Short-Term Investments (Cost $435,098) 435,098

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 5.42%  (2)(5) 103,050,757 103,051
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 103,051
Total Securities Lending Collateral (Cost $103,051) 103,051
Total Investments in Securities
100.7% of Net Assets
(Cost $11,094,758) $ 13,830,705
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) See Note 3 . All or a portion of this security is on loan at December 31, 2023.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
CAD Canadian Dollar
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
SEACOR Marine Holdings  $ (7,779) $ 18,047 $ —
Select Medical Holdings  2,946 (2,306) 5,443
Spirit AeroSystems Holdings, Class A  (9,141) 31,443 —
TechnipFMC  125,364 2,744 1,179
Tidewater  65,506 68,818 —
T. Rowe Price Government Reserve Fund, 5.42% — — 22,837++
Affiliates not held at period end 13,342 (20,011) 1,354
Totals $ 190,238# $ 98,735 $ 30,813+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
SEACOR Marine Holdings  $ 28,030 $ — $ 16,874 $ 29,203
Select Medical Holdings  308,075 — 79,498 226,271
Spirit AeroSystems Holdings,
Class A  * 73,861 47,036 *
Strategic Education  96,049 — 76,038 —
TechnipFMC  312,756 — 137,623 *
Tidewater  182,910 — 57,596 194,132
T. Rowe Price Government
Reserve Fund, 5.42% 577,405   ¤   ¤ 538,149
Total $ 987,755^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $30,813 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $715,506.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $11,094,758) $ 13,830,705
Dividends receivable 17,641
Receivable for investment securities sold 13,707
Receivable for shares sold 7,919
Due from affiliates 2,131
Foreign currency (cost $1,281) 1,283
Cash 1
Other assets 3,814
Total assets 13,877,201
Liabilities
Obligation to return securities lending collateral 103,051
Payable for shares redeemed 26,046
Investment management fees payable 7,234
Payable to directors 11
Other liabilities 777
Total liabilities 137,119
NET ASSETS $ 13,740,082

T. ROWE PRICE Mid-Cap Value Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,748,692
Paid-in capital applicable to 440,839,039 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 10,991,390
NET ASSETS $ 13,740,082
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,036,086; Shares outstanding: 129,365,999) $ 31.20
Advisor Class
(Net assets: $62,211; Shares outstanding: 2,003,361) $ 31.05
R Class
(Net assets: $80,314; Shares outstanding: 2,650,756) $ 30.30
I Class
(Net assets: $4,930,302; Shares outstanding: 158,407,688) $ 31.12
Z Class
(Net assets: $4,631,169; Shares outstanding: 148,411,235) $ 31.20

T. ROWE PRICE Mid-Cap Value Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,977) $ 277,224
Securities lending 1,382
Other 23
Total income 278,629
Expenses
Investment management 84,072
Shareholder servicing
Investor Class $ 6,282
Advisor Class 100
R Class 145
I Class 872 7,399
Rule 12b-1 fees
Advisor Class 162
R Class 469 631
Prospectus and shareholder reports
Investor Class 171
Advisor Class 4
R Class 1
I Class 139
Z Class 2 317
Custody and accounting 507
Proxy and annual meeting 193
Registration 160
Directors 46
Legal and audit 31
Miscellaneous 65
Waived / paid by Price Associates (28,531)
Total expenses 64,890
Net investment income 213,739

T. ROWE PRICE Mid-Cap Value Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,031,527
Foreign currency transactions 97
Net realized gain 1,031,624
Change in net unrealized gain / loss
Securities 1,055,105
Other assets and liabilities denominated in foreign currencies 166
Change in net unrealized gain / loss 1,055,271
Net realized and unrealized gain / loss 2,086,895
INCREASE IN NET ASSETS FROM OPERATIONS
$ 2,300,634

T. ROWE PRICE Mid-Cap Value Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 213,739 $ 156,679
Net realized gain 1,031,624 1,978,606
Change in net unrealized gain / loss 1,055,271 (2,705,253)
Increase (decrease) in net assets from operations 2,300,634 (569,968)
Distributions to shareholders
Net earnings
Investor Class (289,926) (494,572)
Advisor Class (4,413) (8,517)
R Class (5,379) (14,744)
I Class (363,373) (558,012)
Z Class (363,298) (577,651)
Decrease in net assets from distributions (1,026,389) (1,653,496)
Capital share transactions
*
Shares sold
Investor Class 543,088 842,201
Advisor Class 6,347 13,686
R Class 7,090 9,637
I Class 645,441 2,295,900
Z Class 293,748 207,217
Distributions reinvested
Investor Class 274,325 464,486
Advisor Class 4,353 8,386
R Class 5,379 14,744
I Class 341,476 521,681
Z Class 363,298 577,651
Shares redeemed
Investor Class (1,139,726) (2,595,058)
Advisor Class (24,521) (35,926)
R Class (60,314) (25,448)
I Class (856,953) (870,587)
Z Class (754,822) (1,517,076)
Decrease in net assets from capital share
transactions (351,791) (88,506)

T. ROWE PRICE Mid-Cap Value Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 922,454 (2,311,970)
Beginning of period 12,817,628 15,129,598
End of period $ 13,740,082 $ 12,817,628
*Share information (000s)
Shares sold
Investor Class 17,999 25,922
Advisor Class 213 415
R Class 243 304
I Class 21,440 70,072
Z Class 9,757 6,401
Distributions reinvested
Investor Class 9,075 16,006
Advisor Class 145 290
R Class 183 523
I Class 11,322 18,014
Z Class 12,018 19,919
Shares redeemed
Investor Class (37,857) (79,601)
Advisor Class (827) (1,117)
R Class (2,121) (793)
I Class (28,582) (27,237)
Z Class (24,744) (46,591)
Increase (decrease) in shares outstanding (11,736) 2,527

T. ROWE PRICE Mid-Cap Value Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued. The fund has five classes of shares: the Mid-Cap Value Fund (Investor Class), the Mid-Cap Value
Fund–Advisor Class (Advisor Class), the Mid-Cap Value Fund–R Class (R Class),
the Mid-Cap Value Fund–I Class (I Class) and the Mid-Cap Value Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax

T. ROWE PRICE Mid-Cap Value Fund

expense. Dividends received from other investment companies are reflected as income;
capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25%
and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2023, the fund realized
$145,895,000 of net gain on $480,454,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier,

T. ROWE PRICE Mid-Cap Value Fund

or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Mid-Cap Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services

T. ROWE PRICE Mid-Cap Value Fund

to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 12,868,946 $ 423,610 $ — $ 13,292,556
Short-Term Investments 435,098 — — 435,098
Securities Lending Collateral 103,051 — — 103,051
Total $ 13,407,095 $ 423,610 $ — $ 13,830,705

T. ROWE PRICE Mid-Cap Value Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$100,123,000; the value of cash collateral and related investments was $103,051,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $5,783,905,000 and $6,358,933,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Mid-Cap Value Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 190,075 $ 230,314
Long-term capital gain 836,314 1,423,182
Total distributions $ 1,026,389 $ 1,653,496
($000s)
Cost of investments $ 11,129,552
Unrealized appreciation $ 3,163,504
Unrealized depreciation (462,342)
Net unrealized appreciation (depreciation) $ 2,701,162

T. ROWE PRICE Mid-Cap Value Fund

At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. Other temporary differences relate primarily to deferral of REIT income.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 11,830
Undistributed long-term capital gain 32,234
Net unrealized appreciation (depreciation) 2,701,162
Other temporary differences 3,466
Total distributable earnings (loss) $ 2,748,692

T. ROWE PRICE Mid-Cap Value Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. Effective June 1, 2023, the Advisor Class and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. Prior to June 1, 2023, the Advisor Class and R Class were not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline

T. ROWE PRICE Mid-Cap Value Fund

sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
At December 31, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Investor Class Advisor Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.99% 1.24% 1.49% 0.05% 0.00%
Expense
limitation
date 04/30/26 04/30/26 04/30/26 04/30/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(28,531)

T. ROWE PRICE Mid-Cap Value Fund

Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2023, expenses incurred pursuant to these service agreements were $115,000 for Price Associates; $2,458,000 for T. Rowe Price Services, Inc.; and
$676,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2023, the fund was charged $258,000 for shareholder servicing costs related to the college savings plans, of which $181,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2023, no shares of the Investor Class were held by college savings plans and approximately 7% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct

T. ROWE PRICE Mid-Cap Value Fund

purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $895,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.

T. ROWE PRICE Mid-Cap Value Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Mid-Cap Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Mid–Cap Value
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap Value Fund, Inc. (the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statement of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Mid-Cap Value Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 21, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Mid-Cap Value Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $967,104,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $217,709,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $194,356,000 of the fund's income qualifies for the dividends-received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Mid-Cap Value Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Mid-Cap Value Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Mid-Cap Value Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Mid-Cap Value Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Mid-Cap Value Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Mid-Cap Value Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Mid-Cap Value Fund  Principal Occupation(s)
Stephanie Beebe (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, student, The Wharton School,
University of Pennsylvania (to 2020)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Christopher W. Carlson (1967)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Vincent M. DeAugustino (1983)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Mid-Cap Value Fund

Name (Year of Birth)
Position Held With Mid-Cap Value Fund  Principal Occupation(s)
Cheryl Emory (1963)
Vice President
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Ryan S. Hedrick, CFA (1980)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Josepha Kaufman  (1973)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Senior
Analyst, Epoch Investment Partners (to 2021)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Priyal Maniar, CFA (1991)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Research Analyst,
Brandywine Global (to 2021)
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Heather K. McPherson, CPA (1967)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
John (Teddy) Oaks, CFA (1992)
Vice President
Employee, T. Rowe Price
Andy Peters (1988)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Mid-Cap Value Fund

Name (Year of Birth)
Position Held With Mid-Cap Value Fund  Principal Occupation(s)
Gabriel Solomon (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282376 F115-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$23,064	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 21, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 21, 2024